Document and Entity Information	9 Months Ended
Jan. 31, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	Magnolia Lane Income Fund
Entity Central Index Key	0001490490
Amendment Flag	false
Document Type	S-1
Entity Filer Category	Smaller Reporting Company
Document Period End Date	Jan. 31, 2015